Earnings Per Share of Common Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted-average number of shares on which earnings per share calculations are based
Basic (in shares)	1,094,486,604	1,142,508,521	1,196,951,006
Add - incremental shares under stock-based compensation plans	6,751,240	10,868,426	14,241,131
Add - incremental shares associated with contingently issuable shares	1,804,313	2,072,370	2,575,848
Assuming dilution	1,103,042,156	1,155,449,317	1,213,767,985
Net income on which earnings per share calculations are based
Net income (in dollars)	$ 16,483	$ 16,604	$ 15,855
Less - net income applicable to contingently issuable shares (in dollars)	(1)	(1)	0
Net income on which diluted earnings per share is calculated (in dollars)	$ 16,483	$ 16,603	$ 15,855
Earnings/(loss) per share of common stock
Assuming dilution (in dollars per share)	$ 14.94	$ 14.37	$ 13.06
Basic (in dollars per share)	$ 15.06	$ 14.53	$ 13.25
Outstanding stock options not included in the computation of diluted earnings per share (in shares)	8,797	0	0